REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
REVENUE RECOGNITION
See “Revenue Recognition” in Note 2 for descriptions of revenues presented in the table below. The adoption of ASC 606 had no significant impact on revenue recognition during the first nine months of 2018, except for the recognition of $49 million of performance fees from two hedge funds in liquidation that is not probable of significant reversal, that under the previous revenue accounting standard would not be recognized until final liquidation.
The table below presents the revenues recognized during the three and nine months ended September 30, 2018 and 2017, disaggregated by category:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$734	$697	$2,178	$2,010
Performance-based fees	42	4	83	25
Research services	103	109	324	331
Distribution services	184	178	547	515
Other revenues:
Shareholder services	20	19	58	56
Other	5	5	16	13
Total investment management and service fees	$1,088	$1,012	$3,206	$2,950

Other income	$120	$105	$354	$309